Capital Management (Tables)	12 Months Ended
Dec. 31, 2019
Capital Management [Abstract]
Schedule of Capital Management

($ millions)	2019	2018
Long-term debt (1)	2,905.1	4,276.7
Adjusted working capital deficiency (2)	126.1	208.2
Unrealized foreign exchange on translation of US dollar long-term debt	(265.9)	(473.6)
Net debt	2,765.3	4,011.3
Shareholders’ equity	5,342.7	6,612.8
Total capitalization	8,108.0	10,624.1

(1)	Includes current portion of long-term debt.

(2)
Adjusted working capital deficiency is calculated as accounts payable and accrued liabilities and long-term compensation liability, less cash, accounts receivable, prepaids and deposits and long-term investments.

Schedule of Cash Flows from Operating Activities to Adjusted Funds
The following table reconciles cash flow from operating activities to adjusted funds flow from operations for the years ended December 31, 2019 and December 31, 2018:

($ millions)	2019	2018
Cash flow from operating activities	1,742.9	1,748.0
Changes in non-cash working capital	47.5	(37.2)
Transaction costs	6.3	5.1
Decommissioning expenditures	28.7	25.3
Adjusted funds flow from operations	1,825.4	1,741.2